                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6472

                     Van Kampen Trust For Insured Municipals
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/05

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

PORTFOLIO OF INVESTMENTS JANUARY 31, 2005 (UNAUDITED)





PAR
AMOUNT
(000)            DESCRIPTION                                                     COUPON          MATURITY               VALUE
                 MUNICIPAL BONDS    98.0%
                 ALABAMA    2.4%
 $         915   Alabama Drinking Wtr Fin Auth Revolving Fd Ln Ser A (AMBAC
                 Insd)                                                             5.125 %       08/15/16               $ 1,004,643
         1,380   Alabama Drinking Wtr Fin Auth Revolving Fd Ln Ser A (AMBAC
                 Insd)                                                             5.250         08/15/18                 1,525,866
         1,480   Dothan-Houston Cnty, AL Arpt Auth Arpt Rev (AMT) (MBIA Insd)      5.600         12/01/20                 1,619,031
         1,205   Enterprise, AL Wt (AMBAC Insd) (a)                                5.000         10/01/22                 1,303,268
           715   Enterprise, AL Wt (AMBAC Insd)                                    5.000         10/01/23                   770,927
                                                                                                                   -----------------
                                                                                                                          6,223,735
                                                                                                                   -----------------

                 ALASKA    1.0%
         2,110   Alaska St Intl Arpt Rev Ser B (AMBAC Insd)                        5.750         10/01/18                 2,426,711
                                                                                                                   -----------------

                 ARIZONA    2.5%
         1,665   Arizona Sch Facs Brd Ctf Part Ser B (FSA Insd)                    5.250         09/01/18                 1,865,166
         2,000   Phoenix, AZ Civic Impt Corp Arpt Rev Jr Lien (AMT) (FGIC Insd)    5.375         07/01/29                 2,039,760
         1,140   Pima Cnty, AZ Indl Dev Auth Indl Rev Lease Oblig Irvington
                 Proj Tucson Ser A Rfdg (FSA Insd) (b)                             7.250         07/15/10                 1,191,756
         1,150   Tucson, AZ Wtr Rev Rfdg (FGIC Insd)                               5.500         07/01/17                 1,309,459
                                                                                                                   -----------------
                                                                                                                          6,406,141
                                                                                                                   -----------------

                 CALIFORNIA    2.9%
         2,000   California Stwide Cmnty Pooled Fin Pgm Ser S (FSA Insd)           5.250         10/01/19                 2,229,120
         1,750   Huntington Pk, CA Pub Fin Ser A Rfdg (FSA Insd)                   5.250         09/01/18                 1,986,425
         2,900   Los Angeles, CA Cmnty College Dist Ser A (MBIA Insd)              5.500         08/01/17                 3,275,927
                                                                                                                   -----------------
                                                                                                                          7,491,472
                                                                                                                   -----------------

                 COLORADO    1.9%
         1,255   Colorado Ed & Cultural Fac Auth Rev Charter Sch Aurora
                 Academy Proj (XLCA Insd) (a)                                      5.250         02/15/24                 1,373,497
           560   Weld & Adams Cntys, CO Sch Dist Ser J (FSA Insd)                  5.000         12/15/22                   607,897
         2,425   Weld Cnty, CO Sch Dist No 006 (FSA Insd) (c)                      5.500         12/01/19                 2,747,282
                                                                                                                   -----------------
                                                                                                                          4,728,676
                                                                                                                   -----------------

                 DISTRICT OF COLUMBIA    1.3%
         2,035   District of Columbia Tax Increment Rev Gallery Place Proj
                 (FSA Insd) (a)                                                    5.500         07/01/14                 2,281,133
         1,000   District of Columbia Tax Increment Rev Gallery Place Proj
                 (FSA Insd)                                                        5.500         07/01/15                 1,119,920




                                                                                                                   -----------------
                                                                                                                          3,401,053
                                                                                                                   -----------------

                 FLORIDA    3.3%
         2,000   Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC Insd)                  5.950         07/01/20                 2,035,080
         1,330   Hillsborough Cnty, FL Aviation Tampa Intl Arpt Ser A (AMT)
                 (MBIA Insd)                                                       5.375         10/01/16                 1,463,266
         2,000   Miami-Dade Cnty, FL Aviation Miami Intl Arpt (AMT) (FGIC Insd)    5.375         10/01/27                 2,116,800
           475   Orange Cnty, FL Hsg Fin Auth Single Family Mtg Rev Ser A
                 (AMT) (GNMA Collateralized)                                       6.200         10/01/16                   492,527
         2,000   Pasco Cnty, FL Solid Waste Disp & Res Recovery Sys Rev (AMT)
                 (AMBAC Insd)                                                      6.000         04/01/11                 2,253,200
                                                                                                                   -----------------
                                                                                                                          8,360,873
                                                                                                                   -----------------

                 GEORGIA    3.8%
         3,145   Atlanta, GA Dev Auth Rev Yamacraw Design Ctr Proj Ser A (MBIA
                 Insd)                                                             5.375         01/01/17                 3,500,291
         3,620   Atlanta, GA Dev Auth Rev Yamacraw Design Ctr Proj Ser A (MBIA
                 Insd) (a)                                                         5.375         01/01/18                 4,028,951
         1,860   George L Smith II GA Wrld Congress Ctr Auth Rev Domed Stad
                 Proj Rfdg (AMT) (MBIA Insd)                                       6.000         07/01/10                 2,114,597
                                                                                                                   -----------------
                                                                                                                          9,643,839
                                                                                                                   -----------------

                 HAWAII    1.4%
         2,000   Hawaii St Dept Budget & Fin Spl Purp Rev Hawaiian Elec Co
                 Proj Ser C (AMT) (AMBAC Insd)                                     6.200         11/01/29                 2,260,080
         1,250   Hawaii St Dept Budget & Fin Spl Purp Rev Hawaiian Elec Co Ser
                 D Rfdg (AMT) (AMBAC Insd)                                         6.150         01/01/20                 1,385,337
                                                                                                                   -----------------
                                                                                                                          3,645,417
                                                                                                                   -----------------

                 ILLINOIS    13.5%
         2,000   Bolingbrook, IL Cap Apprec Ser B (MBIA Insd)                          *         01/01/32                   467,360
         2,000   Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Second Lien Ser A
                 (AMT) (AMBAC Insd)                                                5.500         01/01/16                 2,109,160
         2,705   Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third Lien Ser E
                 Rfdg (CIFG Insd) (a)                                              5.250         01/01/20                 2,974,499
         5,000   Chicago, IL O'Hare Intl Arpt Rev RR II (Variable Rate Coupon)
                 (AMT) (Acquired 08/18/03, Cost $5,294,675) (FSA Insd) (a) (d)     9.492         01/01/22                 6,201,750
         1,000   Chicago, IL Pk Dist Ltd Tax Ser A (FGIC Insd)                     5.500         01/01/18                 1,115,630
         5,000   Chicago, IL Proj & Rfdg (FGIC Insd) (c)                           5.250         01/01/28                 5,355,050
         3,000   Chicago, IL Proj Ser C Rfdg (FGIC Insd)                           5.500         01/01/40                 3,312,240
         1,770   Glenwood, IL (FSA Insd) (a)                                       5.375         12/01/30                 1,935,831
         1,000   Illinois Ed Fac Auth Rev Robert Morris College (MBIA Insd)        5.800         06/01/30                 1,080,840
         3,000   Illinois St First Ser (FGIC Insd)                                 5.500         02/01/16                 3,365,700
         1,500   Illinois St First Ser (FGIC Insd)                                 5.500         02/01/17                 1,682,850
         2,000   Illinois St First Ser (FGIC Insd)                                 5.500         02/01/18                 2,243,800
         1,260   Kendall, Kane & Will Cntys, IL (FGIC Insd)                        5.500         10/01/12                 1,423,485
         1,050   Kendall, Kane & Will Cntys, IL Ser B (FGIC Insd)                  5.000         10/01/22                 1,128,225
                                                                                                                   -----------------

                                                                                                                         34,396,420
                                                                                                                   -----------------




                 INDIANA    3.2%

         2,025   Aurora, IN Sch Bldg Ind Corp First Mtg (FGIC Insd)                5.000         07/15/23                 2,178,718
         1,000   Ball St Univ, IN Univ Rev Student Fee Ser M (AMBAC Insd)          5.000         07/01/22                 1,079,010
         1,000   Baugo, IN Sch Bldg Corp First Mtg Ser B (AMBAC Insd)              5.125         01/15/25                 1,080,240
         1,085   Indiana St Recreational Dev Cmnty Rev (AMBAC Insd) (a)            5.000         07/01/18                 1,182,292
         1,235   Indianapolis, IN Loc Pub Impt Ser D (AMBAC Insd)                  5.500         02/01/21                 1,367,244
         1,195   Saint Joseph Cnty, IN Econ Dev Saint Mary's College Proj
                 (MBIA Insd)                                                       5.125         04/01/28                 1,254,356
                                                                                                                   -----------------
                                                                                                                          8,141,860
                                                                                                                   -----------------

                 KANSAS    0.9%
         2,095   Kansas St Dev Fin Auth Lease Juvenile Justice Auth Ser D
                 (MBIA Insd)                                                       5.250         05/01/15                 2,321,407
                                                                                                                   -----------------

                 KENTUCKY    0.4%
         1,000   Louisville & Jefferson Cnty, KY Ser C (AMT) (FSA Insd)            5.250         07/01/22                 1,069,740
                                                                                                                   -----------------

                 LOUISIANA    2.1%
         3,145   Calcasieu Parish, LA Mem Hosp Svc Dist Hosp Rev Lake Charles
                 Mem Hosp Proj Ser A (Connie Lee Insd)                             6.650         12/01/21                 3,186,294
         1,000   Louisiana Hsg Fin Agy Mtg Rev Coll Mtg Malta Square Proj
                 (AMT) (GNMA Collateralized)                                       6.450         09/01/27                 1,059,800
         1,000   Louisiana Hsg Fin Agy Rev Azalea Estates Ser A Rfdg (AMT)
                 (GNMA Collateralized)                                             5.375         10/20/39                 1,019,320
                                                                                                                   -----------------
                                                                                                                          5,265,414
                                                                                                                   -----------------

                 MASSACHUSETTS    0.9%
         2,000   Massachusetts St Dev Fin Agy Semass Sys Ser A (MBIA Insd)         5.625         01/01/15                 2,241,360
                                                                                                                   -----------------

                 MICHIGAN    3.2%
         1,000   Detroit, MI Ser A (XLCA Insd)                                     5.250         04/01/23                 1,085,940
         4,250   Michigan St Ctf Part (AMBAC Insd)                                 5.500         06/01/27                 4,647,078
         1,000   Monroe Cnty, MI Econ Dev Corp Ltd Oblig Rev Coll Detroit
                 Edison Co Ser AA Rfdg (FGIC Insd)                                 6.950         09/01/22                 1,343,800
         1,000   Plymouth Canton, MI Cmnty Sch Dist (FGIC Insd)                    5.000         05/01/28                 1,053,280
                                                                                                                   -----------------
                                                                                                                          8,130,098
                                                                                                                   -----------------

                 MISSISSIPPI    1.1%
           198   Mississippi Home Corp Single Family Rev Mtg Access Pgm Ser D
                 (AMT) (GNMA Collateralized)                                       8.100         12/01/24                   200,954
         2,500   Mississippi Hosp Equip & Fac Auth Rev Rush Med Fndtn Proj
                 (Connie Lee Insd)                                                 6.700         01/01/18                 2,508,000
                                                                                                                   -----------------
                                                                                                                          2,708,954
                                                                                                                   -----------------

                 MISSOURI    2.6%
         1,000   Chesterfield, MO Ctf Part (FGIC Insd)                             5.000         12/01/21                 1,091,300
         1,000   Chesterfield, MO Ctf Part (FGIC Insd)                             5.000         12/01/22                 1,085,790
         1,095   Chesterfield, MO Ctf Part (FGIC Insd)                             5.000         12/01/23                 1,184,932


         1,050   Grandview, MO Ctf Part (FGIC Insd)                                5.250         01/01/18                 1,159,410
         1,000   Missouri St Hsg Dev Commn Multi-Family Hsg Brookstone Ser A
                 (AMT) (FSA Insd)                                                  6.000         12/01/16                 1,044,930
           900   Missouri St Hsg Dev Commn Multi-Family Hsg Truman Farm Ser A
                 (Variable Rate Coupon) (AMT) (FSA Insd)                           5.750         10/01/11                   936,297
                                                                                                                   -----------------
                                                                                                                          6,502,659
                                                                                                                   -----------------

                 NEBRASKA    0.4%
           985   Nebraska Invt Fin Auth Multi-Family Rev Hsg Summit Club Apt
                 Proj (AMT) (FSA Insd)                                             5.700         10/01/12                 1,019,682
                                                                                                                   -----------------

                 NEVADA    1.7%
         4,000   Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj Ser A
                 (AMT) (AMBAC Insd)                                                5.250         07/01/34                 4,196,720
                                                                                                                   -----------------

                 NEW JERSEY    1.6%
         1,250   Casino Reinvestment Dev Auth NJ Hotel Room Fee Rev (AMBAC
                 Insd)                                                             5.250         01/01/24                 1,390,988
         2,510   Essex Cnty, NJ Impt Auth Arpt Rev Cnty Gtd Rfdg (AMT) (MBIA
                 Insd)                                                             5.125         10/01/21                 2,666,724
                                                                                                                   -----------------
                                                                                                                          4,057,712
                                                                                                                   -----------------

                 NEW MEXICO    0.1%
           290   New Mexico Mtg Fin Auth Single Family Mtg Pgm A2 (AMT) (GNMA
                 Collateralized)                                                   6.050         07/01/16                   293,222
                                                                                                                   -----------------

                 NEW YORK    3.8%
         1,000   Buffalo, NY Sch Ser B (MBIA Insd)                                 5.375         11/15/18                 1,126,080
         1,800   New York City Transitional Future Tax Secd Ser D (MBIA Insd)      5.250         02/01/18                 1,998,126
         3,000   New York St Twy Auth Hwy & Brdg Tr Fd Ser A (FSA Insd)            5.250         04/01/18                 3,324,060
         3,000   Port Auth NY & NJ Spl Oblig Rev Spl Proj JFK Intl Arpt
                 Terminal 6 (AMT) (MBIA Insd)                                      5.750         12/01/25                 3,206,760
                                                                                                                   -----------------
                                                                                                                          9,655,026
                                                                                                                   -----------------

                 NORTH CAROLINA    2.5%
         1,585   Brunswick Cnty, NC Enterprise Ser A (FSA Insd)                    5.250         04/01/24                 1,750,426
         2,175   Buncombe Cnty, NC Ctf Part Ser 2005 (AMBAC Insd) (a)              5.000         04/01/18                 2,390,412
         1,000   Buncombe Cnty, NC Ctf Part Ser 2005 (AMBAC Insd)                  5.000         04/01/22                 1,082,370
         1,000   Iredell Cnty, NC Ctf Part Pub Fac Proj (AMBAC Insd)               5.250         10/01/20                 1,105,000
                                                                                                                   -----------------
                                                                                                                          6,328,208
                                                                                                                   -----------------

                 OHIO    4.0%
         2,500   Cuyahoga Falls, OH Ser 1 (FGIC Insd)                              5.250         12/01/17                 2,716,725
         1,820   Garfield Heights, OH City Sch Dist Sch Impt (MBIA Insd) (a)       5.500         12/15/19                 2,066,719
         1,000   New Albany, OH Cmnty Auth Cmnty Fac Rev Ser B (AMBAC Insd)        5.500         10/01/17                 1,124,400
         1,200   Ohio Hsg Fin Agy Mtg Rev Residential Mtg Bkd Sec Ser C (AMT)
                 (GNMA Collateralized)                                             4.900         03/01/11                 1,252,188
         1,715   Ohio St Bldg Auth St Fac Admin Bldg Fd Proj Ser A (FSA Insd)      5.500         04/01/18                 1,923,733




         1,025   University Cincinnati, OH Gen Rcpt Ser E (AMBAC Insd)             5.000         06/01/21                 1,115,866
                                                                                                                   -----------------
                                                                                                                         10,199,631
                                                                                                                   -----------------

                 OKLAHOMA    0.6%
         1,250   Tulsa, OK Arpt Impt Tr Gen Rev Ser A (AMT) (FGIC Insd)            6.000         06/01/20                 1,488,738
                                                                                                                   -----------------

                 OREGON    2.4%
         1,740   Linn Cnty, OR Sch Dist No 055 Sweet Home (FSA Insd)               5.500         06/15/20                 1,957,239
         2,150   Oregon St Bd Bk Rev OR Econ Cmnty Dev Dept Ser A (MBIA Insd)
                 (a)                                                               5.500         01/01/16                 2,352,057
         1,715   Oregon St Dept Admin Ser C Rfdg (MBIA Insd)                       5.250         11/01/18                 1,894,063
                                                                                                                   -----------------
                                                                                                                          6,203,359
                                                                                                                   -----------------

                 PENNSYLVANIA    4.7%
         2,000   Allegheny Cnty, PA Hosp Dev Auth Rev Pittsburgh Mercy Hlth
                 Sys Inc (Escrowed to Maturity) (AMBAC Insd)                       5.625         08/15/26                 2,114,540
         5,000   Philadelphia, PA Auth Indl Dev Lease Rev Ser B (FSA Insd)         5.500         10/01/15                 5,648,200
         1,400   Philadelphia, PA Gas Wks Rev Eighteenth Ser (AGC Insd)            5.250         08/01/16                 1,548,260
         2,300   Philadelphia, PA Redev Auth Rev Neighborhood Transformation
                 Ser A (FGIC Insd)                                                 5.500         04/15/22                 2,584,372
                                                                                                                   -----------------
                                                                                                                         11,895,372
                                                                                                                   -----------------

                 RHODE ISLAND    1.3%
         1,500   Rhode Island Port Auth & Econ Dev Corp Arpt Rev Ser A (AMT)
                 (FSA Insd)                                                        7.000         07/01/14                 1,791,690
         1,545   Rhode Island St Econ Dev Ser A Rfdg (AMT) (FSA Insd)              5.000         07/01/21                 1,624,907
                                                                                                                   -----------------
                                                                                                                          3,416,597
                                                                                                                   -----------------

                 SOUTH CAROLINA    1.6%
         3,750   South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj
                 Ser B (AMT) (AMBAC Insd)                                          5.450         11/01/32                 3,992,775
                                                                                                                   -----------------

                 SOUTH DAKOTA    1.1%
         1,475   Minnehaha Cnty, SD Ctfs Ltd Tax (FSA Insd) (a)                    5.000         12/01/17                 1,610,272
           990   South Dakota St Hlth & Ed Fac Auth Vocational Ed Pgm Ser A
                 (AMBAC Insd)                                                      5.400         08/01/13                 1,073,873
                                                                                                                   -----------------
                                                                                                                          2,684,145
                                                                                                                   -----------------

                 TENNESSEE    2.6%
         1,410   Harpeth VY Util Dist TN Davidson & Williamson Cntys Rev Util
                 Impt (MBIA Insd)                                                  5.000         09/01/29                 1,483,969
         4,315   Metropolitan Nashville Arpt Auth TN Arpt Rev Impt Ser A Rfdg
                 (FGIC Insd)                                                       6.600         07/01/15                 5,024,257
                                                                                                                   -----------------
                                                                                                                          6,508,226
                                                                                                                   -----------------

                 TEXAS    10.9%
         1,085   Brazos River Auth, TX Johnson Cnty Surface Rfdg (AMT) (AMBAC
                 Insd)                                                             5.800         09/01/11                 1,131,395


         2,675   Dallas Cnty, TX Cmnty College Fin Sys (AMBAC Insd) (a)            5.375         02/15/18                 2,927,440
         5,000   Dallas-Fort Worth, TX Intl Arpt Rev Impt Jt Ser A Rfdg (AMT)
                 (FGIC Insd)                                                       5.500         11/01/31                 5,286,400
         2,000   Dallas-Fort Worth, TX Intl Arpt Rev Impt Jt Ser A Rfdg (AMT)
                 (MBIA Insd)                                                       5.500         11/01/33                 2,143,940
         2,000   Dallas-Fort Worth, TX Intl Arpt Rev Impt Jt Ser A Rfdg (AMT)
                 (FGIC Insd)                                                       5.875         11/01/17                 2,253,160
         1,500   Dallas-Fort Worth, TX Intl Arpt Rev Impt Jt Ser A Rfdg (AMT)
                 (FGIC Insd)                                                       5.875         11/01/18                 1,689,870
         1,820   Galveston Cnty, TX Ctf Oblig Ser C (AMBAC Insd) (a)               5.250         02/01/20                 2,008,115
           500   Laredo, TX ISD Pub Fac Corp Lease Rev Ser A (AMBAC Insd)          5.000         08/01/29                   514,380
         1,000   Laredo, TX ISD Pub Fac Corp Lease Rev Ser C (AMBAC Insd)          5.000         08/01/29                 1,028,760
         1,800   Midland, TX Ctf Oblig Arpt Sub Lien (AMT) (FSA Insd)              5.850         03/01/13                 1,856,268
         5,000   Texas St Tpk Auth Cent TX Tpk First Tier Ser A (AMBAC Insd)       5.500         08/15/39                 5,527,400
         1,150   Wichita Falls, TX Wtr & Swr Rev Priority Lien (AMBAC Insd)        5.375         08/01/17                 1,280,042
                                                                                                                   -----------------
                                                                                                                         27,647,170
                                                                                                                   -----------------

                 VIRGINIA    0.6%
         1,495   Harrisonburg, VA Redev & Hsg Auth Multi-Family Hsg Rev (AMT)
                 (FSA Insd)                                                        6.200         04/01/17                 1,565,295
                                                                                                                   -----------------

                 WASHINGTON    6.5%
         2,000   Chelan Cnty, WA Pub Util Dist No. 001 Cons Rev Chelan Hydro
                 Ser A (AMT) (MBIA Insd)                                           5.600         01/01/36                 2,144,480
         1,855   Grant Cnty, WA Pub Util Dist No 2 Priest Rapids Hydro Elec
                 Rev Second Ser D (AMT) (AMBAC Insd) (a)                           6.000         01/01/13                 1,971,253
         1,460   Grant Cnty, WA Pub Util Dist No 2 Priest Rapids Hydro Elec
                 Rev Second Ser D (AMT) (AMBAC Insd) (a)                           6.250         01/01/17                 1,565,310
         2,235   Grant Cnty, WA Pub Util Dist No 2 Wanapum Hydro Elec Rev
                 Second Ser D (AMT) (AMBAC Insd) (a)                               6.000         01/01/13                 2,375,067
         1,770   Grant Cnty, WA Pub Util Dist No 2 Wanapum Hydro Elec Rev
                 Second Ser D (AMT) (AMBAC Insd) (a)                               6.250         01/01/17                 1,897,670
         1,155   Pierce Cnty, WA (AMBAC Insd)                                      5.750         08/01/13                 1,306,062
         2,760   Spokane Cnty, WA Sch Dist No 363 (FGIC Insd)                      5.250         12/01/21                 3,052,422
         1,940   Thurston & Pierce Cntys, WA (FSA Insd)                            5.250         12/01/18                 2,163,566
                                                                                                                   -----------------
                                                                                                                         16,475,830
                                                                                                                   -----------------

                 WISCONSIN    0.7%
         1,610   Wisconsin St Ser 3 Rfdg (FGIC Insd)                               5.250         05/01/22                 1,783,252
                                                                                                                   -----------------

                 PUERTO RICO    2.5%
         5,000   Puerto Rico Comwlth Hwy & Tran Auth Hwy Rev Ser Y Rfdg (FSA
                 Insd) (b)                                                         6.250         07/01/21                 6,389,850
                                                                                                                   -----------------

TOTAL LONG-TERM INVESTMENTS    98.0%
   (Cost $230,945,801)                                                                                                  248,906,639


SHORT-TERM INVESTMENT    0.3%
   (Cost $800,000)                                                                                                          800,000
                                                                                                                   -----------------

TOTAL INVESTMENTS    98.3%
   (Cost $231,745,801)                                                                                                  249,706,639

OTHER ASSETS IN EXCESS OF LIABILITIES    37.2%                                                                            4,410,710

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (35.5%)                                                          (90,019,597)
                                                                                                                   -----------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                                       $164,097,752
                                                                                                                   =================




Percentages are calculated as a percentage of net assets applicable to common shares.
*             Zero coupon bond
(a)           The Trust owns 100% of the bond issuance.
(b)           Security converts to a fixed coupon rate at a predetermined date.
(c) All or a portion of these securities have been physically segregated in connection with open futures contracts.
(d) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 2.4% of net assets applicable to common shares.

AGC         - AGC Insured Custody Certificates
AMBAC       - AMBAC Indemnity Corp.
AMT         - Alternative Minimum Tax
CIFG        - CDC IXIS Financial Guaranty
Connie Lee  - Connie Lee Insurance Co.
FGIC        - Financial Guaranty Insurance Co.
FSA         - Financial Security Assurance Inc.
GNMA        - Government National Mortgage Association
MBIA        - Municipal Bond Investors Assurance Corp.
XLCA        - XL Capital Assurance Inc.

Future contracts outstanding as of January 31, 2005:


                                                                                                                     UNREALIZED
                                                                                                                     APPRECIATION
SHORT CONTRACTS:                                                                            CONTRACTS                /DEPRECIATION

                 U.S. Treasury Notes 10-Year Futures March 05
                 (Current Notional Value $112,266 per contract)                                              54         $  (73,622)

                 U.S. Treasury Notes 5-Year Futures March 05
                 (Current Notional Value $109,250 per contract)                                             253           (101,817)
                                                                                            --------------------   -----------------
                                                                                                            307        $  (175,439)
                                                                                            ====================   =================


Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Trust For Insured Municipals

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2005

By: /s/ James W. Garrett
    --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: March 22, 2005